Unaudited Condensed Consolidated Statements of Changes in Total Equity - EUR (€) € in Millions	Total	Capital	Share premium	Equity instruments issued (not capital)	Other equity instruments	Accumulated retained earnings	Revaluation reserves	Other reserves	(-) Own shares	Profit Attributable to shareholders of the parent	(-) Interim dividends	Other comprehensive income	Non-Controlling interest, Other comprehensive income	Non-Controlling interest, Other items
Equity at beginning of period (Previously stated) at Dec. 31, 2021	€ 97,053	€ 8,670	€ 47,979	€ 658	€ 152	€ 60,273	€ 0	€ (4,477)	€ (894)	€ 8,124	€ (836)	€ (32,719)	€ (2,104)	€ 12,227
Equity at beginning of period (Adjustments due to changes in accounting policies) at Dec. 31, 2021	0
Equity at beginning of period (Adjustments due to errors) at Dec. 31, 2021	0
Equity at beginning of period at Dec. 31, 2021	97,053	8,670	47,979	658	152	60,273	0	(4,477)	(894)	8,124	(836)	(32,719)	(2,104)	12,227
Total recognised income and expense	5,755									4,894		197	17	647
Other changes in equity	(5,346)	(273)	(1,706)	14	(1)	6,425		(561)	884	(8,124)	836	(4)	(3)	(2,833)
Issuance of ordinary shares	0
Issuance of preferred shares	0
Issuance of other financial instruments	0
Maturity of other financial instruments	0
Conversion of financial liabilities into equity	0
Capital reduction	0	(273)	(1,706)					273	1,706
Dividends recognised as distributions to owners	(1,236)					(869)
Dividends recognised as distributions to non-controlling interests														(367)
Purchase of equity instruments	(1,173)								(1,173)
Disposal of equity instruments	357							6	351
Transfer from equity to liabilities	0
Transfer from liabilities to equity	0
Transfers between equity items	1					7,294		(1)		(8,124)	836	(4)	(3)	3
Increases (decreases) due to business combinations	31													31
Share-based payment	(42)				(42)
Others increases or (-) decreases of the equity	(3,284)			14	41			(839)						(2,500)
Equity at end of period at Jun. 30, 2022	97,462	8,397	46,273	672	151	66,698	0	(5,038)	(10)	4,894	0	(32,526)	(2,090)	10,041
Equity at beginning of period (Previously stated) at Dec. 31, 2022	97,585	8,397	46,273	688	175	66,702	0	(5,454)	(675)	9,605	(979)	(35,628)	(1,856)	10,337
Equity at beginning of period (Adjustments due to changes in accounting policies) at Dec. 31, 2022	0
Equity at beginning of period (Adjustments due to errors) at Dec. 31, 2022	0
Equity at beginning of period at Dec. 31, 2022	97,585	8,397	46,273	688	175	66,702	0	(5,454)	(675)	9,605	(979)	(35,628)	(1,856)	10,337
Total recognised income and expense	7,900									5,241		1,722	369	568
Other changes in equity	(3,441)	(305)	(1,900)	16	21	7,410		41	628	(9,605)	979	117	3	(846)
Issuance of ordinary shares	1													1
Issuance of preferred shares	0
Issuance of other financial instruments	0
Maturity of other financial instruments	0
Conversion of financial liabilities into equity	0
Capital reduction	0	(305)	(1,900)					305	1,900
Dividends recognised as distributions to owners	(1,399)					(963)
Dividends recognised as distributions to non-controlling interests														(436)
Purchase of equity instruments	(1,723)								(1,723)
Disposal of equity instruments	462							11	451
Transfer from equity to liabilities	0
Transfer from liabilities to equity	0
Transfers between equity items	0					8,373		136		(9,605)	979	117	3	(3)
Increases (decreases) due to business combinations	(304)													(304)
Share-based payment	(66)				(66)
Others increases or (-) decreases of the equity	(412)			16	87			(411)						(104)
Equity at end of period at Jun. 30, 2023	€ 102,044	€ 8,092	€ 44,373	€ 704	€ 196	€ 74,112	€ 0	€ (5,413)	€ (47)	€ 5,241	€ 0	€ (33,789)	€ (1,484)	€ 10,059